UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Growth Stock Fund	March 31, 2015

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.7%		
CONSUMER DISCRETIONARY 24.1%		
Auto Components 0.9%		
Borg-Warner	3,153,900	190,748
Delphi Automotive	2,807,400	223,862
		414,610
Automobiles 1.0%		
Tesla Motors (1)	2,315,700	437,135
		437,135
Hotels, Restaurants & Leisure 3.9%		
Chipotle Mexican Grill (1)	147,622	96,034
Las Vegas Sands	4,270,300	235,037
MGM Resorts International (1)	20,181,875	424,425
Starbucks	4,866,620	460,869
Wynn Macau (HKD)	77,100,000	166,309
Wynn Resorts	2,987,440	376,059
		1,758,733
Internet & Catalog Retail 9.0%		
Amazon.com (1)	4,904,300	1,824,890
Ctrip.com International, ADR (1)	886,068	51,941
FlipKart, Acquisition Date: 3/19/15, Cost $9,963 (1)(2)(3)(4)	87,398	9,944
Netflix (1)	821,700	342,394
Priceline (1)	1,166,914	1,358,463
Vipshop Holdings, ADR (1)	16,655,280	490,331
		4,077,963
Media 1.4%		
Walt Disney	6,210,400	651,409
		651,409
Specialty Retail 6.0%		
AutoZone (1)	762,300	520,011

CarMax (1)	5,746,300	396,552
Home Depot	4,069,600	462,347
Lowe's	8,183,200	608,748
Ross Stores	2,383,500	251,125
TSC	5,252,949	446,816
		2,685,599
Textiles, Apparel & Luxury Goods 1.9%		
Hanesbrands	13,065,700	437,831
Nike, Class B	2,744,500	275,356
Under Armour (1)	1,515,800	122,401
		835,588
Total Consumer Discretionary		10,861,037
CONSUMER STAPLES 2.8%		
Food & Staples Retailing 2.4%		
Costco Wholesale	1,409,800	213,578
CVS Health	4,742,700	489,494
Walgreens Boots Alliance	4,401,600	372,727
		1,075,799
Personal Products 0.4%		
Estee Lauder, Class A	2,139,700	177,938
		177,938
Total Consumer Staples		1,253,737
ENERGY 2.1%		
Oil, Gas & Consumable Fuels 2.1%		
Continental Resources (1)	3,153,421	137,710
EOG Resources	910,300	83,465
EQT	3,194,300	264,712
Pioneer Natural Resources	1,692,600	276,757

Range Resources	3,864,923	201,131
Total Energy		963,775
FINANCIALS 6.0%		
Capital Markets 2.7%		
BlackRock	564,400	206,480
Morgan Stanley	14,104,100	503,375
State Street	3,985,500	293,054
TD Ameritrade Holding	6,717,300	250,287
		1,253,196
Diversified Financial Services 0.7%		
Intercontinental Exchange	1,365,736	318,585
		318,585
Real Estate Investment Trusts 2.6%		
American Tower, REIT	6,886,400	648,355
Crown Castle International, REIT	6,270,900	517,600
		1,165,955
Total Financials		2,737,736
HEALTH CARE 20.8%		
Biotechnology 11.2%		
Alexion Pharmaceuticals (1)	3,919,906	679,320
Biogen (1)	2,158,100	911,236
BioMarin Pharmaceutical (1)	2,282,400	284,433
Celgene (1)	6,022,400	694,262
Gilead Sciences (1)	9,573,500	939,447
Incyte (1)	3,501,672	320,963
Pharmacyclics (1)	2,166,402	554,491
Regeneron Pharmaceuticals (1)	772,700	348,859

Vertex Pharmaceuticals (1)	2,554,300	301,331
		5,034,342
Health Care Equipment & Supplies 1.2%		
Intuitive Surgical (1)	1,070,600	540,685
		540,685
Health Care Providers & Services 4.0%		
Humana	2,281,230	406,105
McKesson	4,399,900	995,257
UnitedHealth Group	3,334,739	394,466
		1,795,828
Pharmaceuticals 4.4%		
Actavis (1)	3,497,287	1,040,863
Valeant Pharmaceuticals International (1)	4,854,200	964,141
		2,005,004
Total Health Care		9,375,859
INDUSTRIALS & BUSINESS SERVICES 12.1%		
Aerospace & Defense 3.2%		
Boeing	5,246,400	787,380
Precision Castparts	3,091,200	649,152
		1,436,532
Air Freight & Logistics 0.7%		
FedEx	1,946,100	321,982
		321,982
Airlines 2.7%		
American Airlines	16,086,900	849,066
United Continental (1)	5,641,600	379,398
		1,228,464

Commercial Services & Supplies 0.5%		
Tyco International	5,170,600	222,646
		222,646
Industrial Conglomerates 3.2%		
Danaher	11,195,200	950,473
Roper Industries	2,895,700	498,060
		1,448,533
Machinery 1.4%		
Flowserve	4,347,300	245,579
Wabtec	3,777,000	358,853
		604,432
Road & Rail 0.4%		
J.B. Hunt Transport Services	2,190,800	187,083
		187,083
Total Industrials & Business Services		5,449,672
INFORMATION TECHNOLOGY 26.9%		
Communications Equipment 0.3%		
Palo Alto Networks (1)	788,500	115,184
		115,184
Internet Software & Services 13.6%		
Alibaba Group Holding, ADR (1)	7,821,503	651,062
Baidu, ADR (1)	3,449,800	718,938
Dropbox, Class A, Acquisition Date: 11/7/14 Cost $73,547 (1)(2)(3)(4)	3,850,404	73,547
Facebook (1)	13,125,400	1,079,105
Google, Class A (1)	2,140,100	1,187,114
Google, Class C (1)	2,256,800	1,236,726
LinkedIn (1)	1,420,200	354,851
NAVER (KRW)	172,617	104,174

Pandora Media (1)	3,909,600	63,375
Tencent Holdings (HKD)	19,280,100	364,731
Twitter (1)	6,277,200	314,362
		6,147,985
IT Services 5.4%		
Fiserv (1)	2,257,900	179,277
MasterCard, Class A	11,092,400	958,272
Visa, Class A	19,838,000	1,297,604
		2,435,153
Semiconductor & Semiconductor Equipment 0.4%		
ASML Holding	1,730,400	174,822
		174,822
Software 3.9%		
Mobileye (1)	4,098,774	172,272
NetSuite (1)	2,179,700	202,189
Red Hat (1)	4,027,500	305,083
salesforce.com (1)	9,652,700	644,897
ServiceNow (1)	2,953,300	232,661
Workday (1)	2,277,100	192,210
		1,749,312
Technology Hardware, Storage & Peripherals 3.3%		
Apple	10,809,100	1,344,976
SanDisk	2,411,300	153,407
		1,498,383
Total Information Technology		12,120,839
MATERIALS 1.7%		
Chemicals 1.4%		
Ashland	1,672,100	212,875

Sherwin-Williams	1,391,300	395,825
		608,700
Construction Materials 0.3%		
Martin Marietta Materials	1,036,470	144,898
		144,898
Total Materials		753,598
Total Miscellaneous Common Stocks 1.2% (5)		557,017
Total Common Stocks (Cost $25,073,780)		44,073,270
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
FlipKart, Series A, Acquisition Date: 3/19/15 Cost $3,402 (1)(2)(3)(4)	29,838	3,395
FlipKart, Series C, Acquisition Date: 3/19/15 Cost $6,004 (1)(2)(3)(4)	52,666	6,043
FlipKart, Series E, Acquisition Date: 3/19/15 Cost $11,164 (1)(2)(3)(4)	97,930	11,334
FlipKart, Series G, Acquisition Date: 12/17/14 Cost $53,623 (1)(2)(3)(4)	447,755	53,623
Total Preferred Stocks (Cost $74,193)		74,395
CONVERTIBLE PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/6/14 Cost $63,308 (1)(2)(4)	1,554,984	63,308
Total Consumer Discretionary		63,308

INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
LivingSocial, Series F, Acquisition Date: 11/18/11 Cost $16,255 (1)(2)(4)	2,113,733	550
Total Information Technology		550
Total Convertible Preferred Stocks (Cost $79,563)		63,858
SHORT-TERM INVESTMENTS 2.2%		
Money Market Funds 2.2%		
T. Rowe Price Reserve Investment Fund, 0.04% (3)(6)	1,010,619,045	1,010,619
Total Short-Term Investments (Cost $1,010,619)		1,010,619
Total Investments in Securities		
100.3% of Net Assets (Cost $26,238,155)		**$ 45,222,142**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $221,744 and represents 0.5% of net assets.

(3) Affiliated Companies

(4) Level 3 in fair value hierarchy. See Note 2.

(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(6) Seven-day yield

ADR American Depository Receipts

HKD Hong Kong Dollar

KRW South Korean Won

REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on April 11, 1950. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $182,000 for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $26,238,155,000. Net unrealized gain aggregated $18,983,865,000 at period-end, of which $19,530,845,000 related to appreciated investments and $546,980,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015